Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Results of Operations for Oil and Gas Producing Activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure - supplementary information on oil and gas exploration and production activities [Abstract]
Revenues from sale of oil and gas	$ 931,509,764	$ 1,347,063,715	$ 944,008,383
Hydrocarbon duties	338,881,974	404,918,526	306,827,282
Production costs (excluding taxes)	347,603,900	421,514,923	310,389,017
Other costs and expenses	56,536,914	94,115,614	35,671,317
Exploration expenses	16,589,853	38,752,353	37,006,392
Depreciation, depletion, amortization and accretion	116,710,477	173,178,527	62,569,917
Total production costs	876,323,118	1,132,479,943	752,463,925
Results of operations for oil and gas producing activities	$ 55,186,646	$ 214,583,772	$ 191,544,458